Exhibit 99.6

Client Name:	BHLD 2019-3
Client Project Name:	BHLD 2019-3
Start - End Dates:	11/13/2018 - 10/7/2019
Deal Loan Count:	326

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Credit/Mtg History	CRDCRMH279	Credit Score Less than 500	1
Credit	DTI	CRDDTI134	Debt Ratio Exception =>10%	1
Total				3

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